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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   James Caird Asset Management (US) LP
Address: 1251 Avenue of the Americas, New York, NY 10020

Form 13F File Number: 28-13486

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kurt Alfrey
Title: General Counsel
Phone: 44 20 7073 2137

Signature, Place, and Date of Signing:

     /s/ Kurt Alfrey       London, United Kingdom    June 5, 2009
 --------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:  33
Form 13F Information Table Value Total:  94,075
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                              VOTING AUTHORITY
                                     TITLE OF                VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
         NAME OF ISSUER               CLASS         CUSIP   (x$1000) PRN AMOUNT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------------  --------------- --------- -------- ---------- --- ---- ---------- -------- ------- ------ ----
AFLAC INC COM STK                 OPTIONS - PUTS  99OBJ5XT2   3872      200000  SH  PUT     SOLE              200000   0     0
ANADARKO PETE CORP COM STK        COMMON STOCK    032511107   1945       50000  SH          SOLE               50000   0     0
AT&T INC COM                      COMMON STOCK    00206R102   1260       50000  SH          SOLE               50000   0     0
AXIS CAPITAL HLDGS                COMMON STOCK    G0692U109    902       40000  SH          SOLE               40000   0     0
CATERPILLAR INC COM               OPTIONS - PUTS  99AHQQGX0   2796      100000  SH  PUT     SOLE              100000   0     0
CATERPILLAR INC COM               OPTIONS - PUTS  99AHRY4M9   2796      100000  SH  PUT     SOLE              100000   0     0
CNOOC LTD ADR                     ADRS STOCKS     126132109   3018       30000  SH          SOLE               30000   0     0
COLFAX CORP                       COMMON STOCK    194014106   1477      215000  SH          SOLE              215000   0     0
EXXON MOBIL CORP COM STK          COMMON STOCK    30231G102   1600       23500  SH          SOLE               23500   0     0
FEDERAL MOGUL CORP COM STK        COMMON STOCK    313549404    562       84189  SH          SOLE               84189   0     0
FEDERAL SIGNAL CORP COM STK       COMMON STOCK    313855108    356       67500  SH          SOLE               67500   0     0
FINANCIAL SELECT SEC TOR SPDR     OPTIONS - CALLS 99OBS4WM1   8810     1000000  SH  CALL    SOLE             1000000   0     0
GANNETT CO INC COM STK            COMMON STOCK    364730101    110       50000  SH          SOLE               50000   0     0
GANNETT CO INC COM STK            OPTIONS - CALLS 99O9XKP00    220      100000  SH  CALL    SOLE              100000   0     0
GANNETT CO INC COM STK            OPTIONS - CALLS 99O9XKP18    220      100000  SH  CALL    SOLE              100000   0     0
GRANITE CONSTR INC COM STK        COMMON STOCK    387328107    898       23952  SH          SOLE               23952   0     0
GRAPHIC PACKAGING HLDG CO         COMMON STOCK    388689101    726      835000  SH          SOLE              835000   0     0
HAYES LEMMERZ INTERN ATIONAL I    COMMON STOCK    420781304    344     1860700  SH          SOLE             1860700   0     0
HONEYWELL INTERNATIO NAL INC C    COMMON STOCK    438516106   5572      200000  SH          SOLE              200000   0     0
INGERSOLL RAND CO-A               COMMON STOCK    G4776G101    345       25000  SH          SOLE               25000   0     0
INTERFACE INC CL A COM STK        COMMON STOCK    458665106    658      220184  SH          SOLE              220184   0     0
JM SMUCKER CO COM STK             COMMON STOCK    832696405   1491       40000  SH          SOLE               40000   0     0
KNOLL INC COM STK                 COMMON STOCK    498904200   1839      300000  SH          SOLE              300000   0     0
LAS VEGAS SANDS CORP COM STK      COMMON STOCK    517834107    452      150000  SH          SOLE              150000   0     0
MGM MIRAGE COM STK                OPTIONS - CALLS 99O9XNP61    489      210000  SH  CALL    SOLE              210000   0     0
MICROSOFT CORP COM STK            COMMON STOCK    594918104   3674      200000  SH          SOLE              200000   0     0
NABORS INDUSTRIES LT D COM STK    COMMON STOCK    G6359F103    999      100000  SH          SOLE              100000   0     0
NVR INC COM STK                   COMMON STOCK    62944T105   2202        5149  SH          SOLE                5149   0     0
OMNICOM GROUP Exch SR UNS CONV    CONVRT BONDS    681919AV8  29138    30000000  SH          SOLE               3E+07   0     0
SCHLUMBERGER LTD USD .01 COM      COMMON STOCK    806857108   1016       25000  SH          SOLE               25000   0     0
TRANSOCEAN LTD                    COMMON STOCK    H8817H100   2236       38000  SH          SOLE               38000   0     0
UNITED MICROELECTRON ICS CORP     ADRS STOCKS     910873405   5187     2050000  SH          SOLE             2050000   0     0
VULCAN MATLS CO COM STK           COMMON STOCK    929160109   6865      155000  SH          SOLE              155000   0     0